Cash Distributions and Earnings Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Earnings per share
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$ 2,551	$ 27,072	$ 2,551
Earnings attributable to:
Common unit holders		12,465	1,250
Subordinated unit holders Series A		1,598	0
Subordinated unit holders		$ 12,465	$ 1,250
Weighted average units outstanding (basic and diluted)
Common units		9,342,692	9,342,692
Subordinated Series A units		859,740	0
Subordinated units		9,342,692	9,342,692
Earnings per unit (basic and diluted):
Common unit holders		$ 1.33	$ 0.13
Subordinated unit holders Series A		1.86	0
Subordinated unit holders		1.33	0.13
Earnings per unit-distributed (basic and diluted):
Common unit holders		1.67	0.2
Subordinated unit holders Series A		2.33	0
Subordinated unit holders		1.67	0.2
(Losses) per unit-undistributed (basic and diluted):
Common unit holders		(0.34)	(0.07)
Subordinated unit holders Series A		(0.47)	0
Subordinated unit holders		$ (0.34)	$ (0.07)